Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
ARGENTINA | Government of the Province of San Juan [Member]
Total	$ 330,000					$ 330,000
ARGENTINA | Government of Argentina [Member]
Total	90,000					90,000
CANADA | Biigtigong Nishnaabeg [Member]
Total			$ 370,000		$ 190,000	560,000
CANADA | City of Thunder Bay [Member]
Total	170,000					170,000
CANADA | Government of Ontario [Member]
Total	14,130,000					14,130,000
CANADA | Pic Mobert First Nation [Member]
Total			14,960,000			14,960,000
CANADA | Town of Marathon [Member]
Total	660,000					660,000
CANADA | Township of Manitouwadge [Member]
Total	420,000					420,000
CHILE | Government of Chile [Member]
Total	3,340,000		80,000			3,420,000
CHILE | Oversight Board of the Huasco River Basin and Its Tributaries [Member]
Total					1,580,000	1,580,000
CHILE | Municipality of Coquimbo [Member]
Total	1,130,000					1,130,000
CHILE | Municipality of Providencia [Member]
Total	550,000					550,000
CÔTE D'IVOIRE | Government of Côte d'Ivoire [Member]
Total	14,850,000	$ 32,410,000		$ 6,010,000		53,270,000
DOMINICAN REPUBLIC | Government of the Dominican Republic [Member]
Total	432,940,000	216,540,000	440,000		170,000	650,090,000
MALI | Government of Mali [Member]
Total	316,790,000			70,530,000		387,320,000
PAKISTAN | Government of Balochistan [Member]
Total		10,000,000	2,710,000			12,710,000
PAKISTAN | Government of Pakistan [Member]
Total	1,430,000		4,940,000			6,370,000
PERU | Government of Peru [Member]
Total	1,960,000		1,320,000			3,280,000
TANZANIA, UNITED REPUBLIC OF | Msalala District Council [Member]
Total	1,060,000					1,060,000
TANZANIA, UNITED REPUBLIC OF | Nyangwale District Council [Member]
Total	520,000					520,000
TANZANIA, UNITED REPUBLIC OF | Tanzania Federal Government [Member]
Total	145,700,000	96,370,000	16,380,000	$ 67,720,000	$ 10,980,000	337,150,000
TANZANIA, UNITED REPUBLIC OF | Tarime District Council [Member]
Total	2,870,000					2,870,000
UNITED STATES | Cibola County [Member]
Total	490,000					490,000
UNITED STATES | Elko County [Member]
Total	4,580,000		120,000			4,700,000
UNITED STATES | Eureka County [Member]
Total	12,150,000		190,000			12,340,000
UNITED STATES | Government of the United States of America [Member]
Total	625,440,000		8,270,000			633,710,000
UNITED STATES | Humboldt County [Member]
Total	5,450,000		90,000			5,540,000
UNITED STATES | Lander County [Member]
Total	14,270,000		100,000			14,370,000
UNITED STATES | Lawrence County [Member]
Total			110,000			110,000
UNITED STATES | Napa County [Member]
Total	100,000					100,000
UNITED STATES | State of Alaska [Member]
Total	1,290,000					1,290,000
UNITED STATES | State of Arizona [Member]
Total			160,000			160,000
UNITED STATES | State of California [Member]
Total	230,000		200,000			430,000
UNITED STATES | State of Missouri [Member]
Total			1,190,000			1,190,000
UNITED STATES | State of Montana [Member]
Total	1,140,000		100,000			1,240,000
UNITED STATES | State of Nevada [Member]
Total	227,730,000		2,320,000			230,050,000
UNITED STATES | State of New Mexico [Member]
Total	220,000		90,000			310,000
UNITED STATES | State of South Dakota [Member]
Total			250,000			250,000
UNITED STATES | Storey County [Member]
Total	1,430,000					1,430,000
ZAMBIA | Government of Zambia [Member]
Total	$ 50,620,000	$ 99,910,000	$ 260,000			$ 150,790,000